10-Q LIFE SETTLEMENT POLICIES (Tables)	3 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Life Settlement Contracts, Fair Value Method	The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of March 31, 2024:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	2	$5,283,461	$2,691,760
1-2	7	11,082,062	5,314,074
2-3	18	27,201,580	10,713,554
3-4	40	69,698,534	31,456,621
4-5	31	33,084,969	12,494,075
Thereafter	216	360,605,096	62,818,441
	314	$506,955,702	$125,488,525
The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of December 31, 2023:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	2	$383,461	$315,248
1-2	6	4,391,193	1,590,513
2-3	13	20,692,550	10,850,243
3-4	41	66,017,222	22,744,161
4-5	29	57,814,969	19,326,245
Thereafter	196	371,204,315	67,470,149
	287	$520,503,710	$122,296,559

Schedule of Life Settlement Contracts, Investment Method
Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Policies	Face Value	Carrying Value
1-2	1	500,000	329,714
2-3	2	1,500,000	458,289
3-4	1	8,000,000	86,859
4-5	2	500,000	325,331
Thereafter	2	20,400,000	234,251
	8	$30,900,000	$1,434,444
Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of March 31, 2024, are as follows:

2024 remaining	$66,151
2025	92,883
2026	72,923
2027	50,388
2027	32,736
Thereafter	366,103
Total	$681,184
Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	0	$—	$—
1-2	1	500,000	329,714
2-3	2	1,500,000	443,544
3-4	1	8,000,000	84,199
4-5	2	500,000	320,110
Thereafter	3	23,400,000	519,611
	9	$33,900,000	$1,697,178
Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of December 31, 2023, are as follows:

2024	$88,039
2025	100,785
2026	78,850
2027	50,388
2028	32,736
Thereafter	366,103
Total	$716,901